Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 07, 2014
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Operating revenues	$ 6.8	$ 42.1	$ 53.1
Operating revenues - affiliates	10.5	84.6	152.0
Total operating revenues	17.3	126.7	205.1
Operating expenses:	15.7	130.3	213.2
Total operating expenses	15.7	130.3	213.2
Income (loss) before income taxes	1.6	(3.6)	(8.1)
Income tax provision (benefit)	0.6	(1.3)	(2.9)
Net income (loss)	1.0	(2.3)	(5.2)
Net income attributable to non-controlling interest	0	(1.3)	(1.1)
Discontinued operations, net of tax	1.0	(3.6)	(6.3)
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Inventories		0.2
Other current assets		0.2
Total current assets		0.4
Property, plant & equipment		72.3
Total assets	0	72.7
Accounts payable		3.2
Other current liabilities		1.1
Total current liabilities		4.3
Asset retirement obligations		7.1
Deferred income taxes		25.3
Other long-term liabilities		0.3
Total liabilities		$ 37.0
Gulf Coast Fractionators
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership Percentage	38.75%			38.75%